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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425

                          Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2004 through November 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                    OAK RIDGE
                                    SMALL CAP
                                     GROWTH
                                      FUND

                                     Annual
                                     Report

                                    11/30/05


                                 [LOGO] PIONEER
                                        Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1
Portfolio Summary                                               2
Prices and Distributions                                        3
Performance Update                                              4
Comparing Ongoing Fund Expenses                                 7
Portfolio Management Discussion                                 9
Schedule of Investments                                        13
Financial Statements                                           19
Notes to Financial Statements                                  26
Report of Independent Registered Public Accounting Firm        33
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        34
Trustees, Officers and Service Providers                       40

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 11/30/05
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------
The economy remains strong. Third quarter profits, coming in well above 10% year-over-year, were surprising in light of the serious economic challenges that developed over the last three months. The vexing economic questions that arose from 2005's disastrous hurricane season began to resolve themselves by late fall, allowing prices for oil and gasoline to retreat from their storm-induced peaks, as Gulf Coast facilities began to come back on line. The Federal Reserve Board continued to raise interest rates, and business activity remained strong, despite storm-related dislocations.

Even with moderating energy prices, businesses and households in colder areas of the country face uncomfortably large bills for heat and utilities for the coming winter while ravaged energy production facilities are refurbished. The national savings rate stands near zero, leaving many households ill prepared for hefty gasoline and heating costs.

However, costly energy and higher interest rates have not slowed the economy to date. American consumers, whose outlays are key to the economy's direction, are notably resilient. Consumer confidence rebounded in November after a post-hurricane lag, according to the University of Michigan. Furthermore, hiring trends are fairly positive and recent readings of leading economic indicators by the Conference Board have shown an upward bias.

The U.S. has enjoyed ten straight quarters of expansion at an annualized rate of 3% or better. Barring surprises, we expect continued, though possibly slower, growth in the period ahead. For investors, carefully selected high-quality equity and bond mutual funds still have potential to deliver solid results even in a slow-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Investing for income with Pioneer

Pioneer offers a diverse range of products with different risk/reward profiles designed to help investors pursue a variety of goals. If income is important to you, Pioneer's broad selection of bond funds and equity products that have a meaningful income component, may improve your overall allocation. Our variety of income funds are actively managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.

Respectfully,


/s/ Osbert M. Hood



Osbert M. Hood, President
Pioneer Investment Management, Inc.
Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.
Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/05

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks             79.9%
Temporary Cash Investments     20.1%


 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Health Care             25.7%
Industrials             22.5%
Information Technology  17.1%
Consumer Discretionary   9.7%
Financials               8.3%
Energy                   7.3%
Consumer Staples         6.8%
Materials                2.6%



 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

    1.    Southwestern Energy Co.          3.57%
    2.    Gardner Denver, Inc.             2.93
    3.    Knight Transportation, Inc.      2.92
    4.    American Healthways, Inc.        2.86
    5.    ProAssurance Corp.               2.84
    6.    Jarden Corp.                     2.81
    7.    Palomar Medical Technologies     2.79
    8.    Hub Group, Inc.                  2.76
    9.    ArthroCare Corp.                 2.71
   10.    Airgas, Inc.                     2.66

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

 Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   11/30/05   11/30/04
------- ---------- ---------
    A   $24.84     $22.86
    B   $24.49     $22.74
    C   $23.04     $21.39

 Distributions Per Share
--------------------------------------------------------------------------------

                    12/1/04 - 11/30/05
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
  A     $       -      $       -       $0.2101
  B     $       -      $       -       $0.2101
  C     $       -      $       -       $0.2101

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund at public offering price, compared to that of the Russell 2000 Growth Index.

             Average Annual Total Returns
               (As of November 30, 2005)

                                Net         Public
                            Asset Value    Offering
Period                         (NAV)      Price (POP)
 10 Years                    10.68%        10.03%
 5 Years                      8.70         7.42
 1 Year                       9.64         3.35

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

          Value of $10,000 Investment
     Nov-95             9422            10000
                       11396            11156
     Nov-97            14588            12837
                       13152            11924
     Nov-99            15446            15819
                       17141            13600
     Nov-01            17279            12332
                       14980             9812
     Nov-03            20367            13508
                       23731            14973
     Nov-05            26017            16182

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
   Effective 2/17/04, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
   The performance of Class A and Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.

   The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index.


          Average Annual Total Returns
            (As of November 30, 2005)

                              If         If
Period                       Held     Redeemed
 10 Years                    9.85%      9.85%
 5 Years                     7.88       7.88
 1 Year                      8.66       4.66

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

          Value of $10,000 Investment
Nov-95                       10000            10000
                             11998            11156
Nov-97                       15245            12837
                             13642            11924
Nov-99                       15904            15819
                             17517            13600
Nov-01                       17527            12332
                             15081             9812
Nov-03                       20354            13508
                             23553            14973
Nov-05                       25594            16182


   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.
   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
   The performance of Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.

   The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund at public offering price, compared to that of the Russell 2000 Growth Index.

          Average Annual Total Returns
            (As of November 30, 2005)

                              If         If
Period                       Held     Redeemed
 10 Years                    9.85%      9.85%
 5 Years                     7.88       7.88
 1 Year                      8.75       8.75

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

          Value of $10,000 Investment
Nov-95                       10000            10000
                             11998            11156
Nov-97                       15245            12837
                             13642            11924
Nov-99                       15094            15819
                             17517            13600
Nov-01                       17527            12332
                             15081             9812
Nov-03                       20354            13508
                             23538            14973
Nov-05                       25597            16182


   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [DIVIDED BY] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on actual returns from June 1, 2005 through November 30, 2005

Share Class                                      A              B              C
----------------------------------------   ------------   ------------   ------------
 Beginning Account Value On 6/1/05         $1,000.00      $1,000.00      $1,000.00
 Ending Account Value (after expenses)     $1,081.90      $1,076.91      $1,077.69
 On 11/30/05
 Expenses Paid During Period*              $    7.20      $   12.36      $   13.30

 * Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, and 2.22% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2005 through November 30, 2005

Share Class                                      A              B              C
----------------------------------------   ------------   ------------   ------------
 Beginning Account Value On 6/1/05         $1,000.00      $1,000.00      $1,000.00
 Ending Account Value (after expenses)     $1,018.05      $1,013.54      $1,013.94
 On 11/30/05
 Expenses Paid During Period*              $    6.98      $   11.98      $   12.89

 * Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, and 2.22% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Small Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance during the twelve months ended November 30, 2005.


Q:  How did the market and the Fund perform during the annual reporting period?

A: The U.S. stock market produced a solid return during the period, as steady economic growth and healthy corporate performance helped offset the headwinds caused by higher oil prices, the Federal Reserve's continued series of interest rate hikes, and the Gulf Coast hurricanes. While the performance of small-cap stocks was not as strong relative to large-caps as it has been in the past five years, the asset class nevertheless remained fertile ground in which to find fast-growing, reasonably valued companies.

    With this as a backdrop, we are pleased to report that the Fund outperformed its benchmark during the year. Class A shares of the Fund produced a total return of 9.64% at net asset value for the twelve-month period ended November 30, 2005, outpacing the 8.06% return of its benchmark, the Russell 2000 Growth Index.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    Relative to its peers, the Fund underperformed by a small margin: the average return for the 518 funds in its Lipper peer group, Small-Cap Growth Funds was 9.88%. However, we are pleased to note that Class A shares of the Fund outperformed the peer group over the three-, five-, and ten-year time periods, finishing in the top 19%, 15% and 27%, respectively, among comparable funds in these intervals. The Fund has also outperformed its benchmark over these longer-term periods.

    For the three-, five- and ten-year periods: Class A shares of the Fund returned 20.20%, 8.70% and 10.68%, the Russell 2000 Growth Index returned 18.14%, 3.54% and 4.93% and the Lipper Small-Cap Growth category returned 16.54%, 3.12% and 8.22%.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05                             (continued)
--------------------------------------------------------------------------------

    While past performance is no guarantee of future results, we believe the Fund's strong long-term track record helps illustrate the effectiveness of our investment approach. As growth managers, we naturally look for companies with earnings growth that is both accelerating and sustainable. However, the stocks we purchase must also be reasonably valued, since even fast-growing stocks can be unattractive investments if they are purchased at too rich a price. We believe this approach, known as "growth at a reasonable price" is very effective at identifying stocks with the ability to perform well over a three- to five-year time period.


Q: Energy stocks performed very well during the past year. How did your positioning in this sector affect Fund performance?

A: Energy stocks soared during the past year, as companies in the sector saw their bottom lines padded by the rising prices of oil and gas. The Fund was able to capitalize on this upturn through our strong stock selection in this area. Our top contributor was Southwestern Energy, which closed the period at a level about five times that of our initial purchase price. Southwestern owns properties in Arkansas that have delivered results well above expectations, and estimates for its total reserves in this region may continue to rise. As a result, the company was one of the top performers in the sector for the period. Other key contributors within energy included Denbury Resources and Petrohawk Energy.

    We remain optimistic on the outlook for the energy industry as a whole based on what we see as the favorable supply and demand picture. At the same time as China's rapid economic expansion continues to fuel rising demand for oil and gas, supply remains constrained due to the lack of refining capacity that has been brought on line in recent years. We remain confident that the Fund's energy holdings can continue to execute well in this environment.


Q:  What other factors helped performance?

A: Our stock selection in health care was additive to performance, as we had a number of big winners in the portfolio, including ArthroCare, which makes medical devices with a proprietary technology that limits damage to the surrounding tissues during surgery; HealthExtras, a pharmacy benefits manager that benefited from health plans' growing demand for cost-cutting solutions; American Healthways, a fast-growing disease management firm that controls insurance companies' costs by working directly with

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

    sick people to help keep their illnesses from getting worse; Palomar, a maker of proprietary laser hair removal systems that established potentially lucrative partnerships with Johnson & Johnson and Gillette and Accredo Health, which was taken over at a significant premium in August by Medco Health Solutions.

    We remain optimistic on the outlook for the health care sector in general, and for the Fund's holdings in particular. However, we slightly reduced exposure to this area based on our belief that the sector - which historically has been sensitive to political developments - may be affected by uncertainty related to the autumn 2006 Congressional elections.

    Performance also was aided by our stock selection within transportation. UTI Worldwide, a logistics company, has seen demand for its services rise as more companies outsource production to Asia and therefore need a means to coordinate the shipping of their finished products back to their customers in the United States. We also added value through a position in Knight Transportation, which has taken advantage of its status as the most efficient trucking company to gain market share from its less efficient - and more expensive - competitors amid a difficult business environment.

Q: What aspects of the Fund's positioning detracted from performance?

A: Our stock selection in the consumer sector, which has been hurt by concerns that higher energy prices will crimp personal spending, detracted from returns. The Fund's holdings in Navigant Consulting and the catalog retailer J. Jill, both of which reported disappointing earnings, hurt relative performance. We exited both of the positions with a loss.

    The technology sector also proved to be a mine-field of sorts as shorter product cycles have led to less predictable performance. Selected holdings, such as Micros Systems, produced strong returns. Micros, which makes both the hardware and software for the information systems used in restaurants and hotels, has benefited as these businesses have upgraded their systems to improve access to information on their guests. However, other holdings such as Avocent, Cree and Stratasys were notable detractors.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05                             (continued)
--------------------------------------------------------------------------------

Q:  Do you have any closing thoughts for shareholders?


A: We believe the investment landscape may become more challenging in 2006. We think the Fed is likely to end its long series of interest rate increases, but the lagged effect of the hikes that have already been enacted could act as a drag on economic growth. However, we believe growth stocks, as a group, can withstand a more difficult backdrop given that investors may gravitate toward stocks with superior growth characteristics if the economy does indeed begin to slow. In this environment, we believe our emphasis on growth stocks with reasonable valuations will enable the Fund to continue delivering strong performance relative to both its peer group and the broader market.


Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05
--------------------------------------------------------------------------------

  Shares                                                      Value
              COMMON STOCKS - 94.5%
              Energy - 6.9%
              Oil & Gas Exploration & Production - 6.9%
 235,150      Denbury Resources, Inc.*                    $  5,323,796
 341,000      Petrohawk Energy Corp.*                        4,538,710
 277,800      Southwestern Energy Co.*                       9,464,646
                                                          ------------
              Total Energy                                $ 19,327,152
                                                          ------------
              Materials - 2.5%
              Industrial Gases - 2.5%
 226,980      Airgas, Inc.                                $  7,059,078
                                                          ------------
              Total Materials                             $  7,059,078
                                                          ------------
              Capital Goods - 6.9%
              Aerospace & Defense - 1.8%
 109,370      Engineered Support Systems                  $  4,419,642
  47,134      NCI, Inc.*                                       565,608
                                                          ------------
                                                          $  4,985,250
                                                          ------------
              Industrial Machinery - 5.1%
 159,090      Gardner Denver, Inc.*                       $  7,763,592
 150,435      Idex Corp.                                     6,640,201
                                                          ------------
                                                          $ 14,403,793
                                                          ------------
              Total Capital Goods                         $ 19,389,043
                                                          ------------
              Commercial Services & Supplies - 8.0%
              Diversified Commercial Services - 5.7%
 130,165      CRA International, Inc.*                    $  5,794,946
 189,515      Healthcare Services Group, Inc.*(b)            4,027,194
 157,365      Portfolio Recovery Associates, Inc.*(b)        6,030,227
                                                          ------------
                                                          $ 15,852,367
                                                          ------------
              Environmental & Facilities Services - 2.3%
 188,590      Waste Connections, Inc.*                    $  6,570,476
                                                          ------------
              Total Commercial Services & Supplies        $ 22,422,843
                                                          ------------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                     Value
              Transportation - 6.3%
              Air Freight & Couriers - 3.5%
 180,405      Hub Group, Inc.*                            $  7,315,423
  27,360      UTI Worldwide, Inc.                            2,661,854
                                                          ------------
                                                          $  9,977,277
                                                          ------------
              Trucking - 2.8%
 240,797      Knight Transportation, Inc.                 $  7,746,439
                                                          ------------
              Total Transportation                        $ 17,723,716
                                                          ------------
              Automobiles & Components - 1.0%
              Auto Parts & Equipment - 1.0%
  84,800      LKQ Corp.*                                  $  2,763,632
                                                          ------------
              Total Automobiles & Components              $  2,763,632
                                                          ------------
              Consumer Durables & Apparel - 4.6%
              Footwear - 1.9%
 251,225      Wolverine World Wide, Inc.                  $  5,456,607
                                                          ------------
              Housewares & Specialties - 2.7%
 227,900      Jarden Corp.*(b)                            $  7,440,935
                                                          ------------
              Total Consumer Durables & Apparel           $ 12,897,542
                                                          ------------
              Consumer Services - 1.8%
              Education Services - 1.8%
  70,625      Bright Horizons Family Solutions, Inc.*     $  2,498,713
  50,865      Laureate Education, Inc.*                      2,572,243
                                                          ------------
              Total Consumer Services                     $  5,070,956
                                                          ------------
              Retailing - 1.8%
              Specialty Stores - 1.8%
  93,820      Guitar Center, Inc.*(b)                     $  4,948,067
                                                          ------------
              Total Retailing                             $  4,948,067
                                                          ------------
              Food & Drug Retailing - 2.0%
              Food Distributors - 2.0%
 198,608      United Natural Foods, Inc.*                 $  5,576,913
                                                          ------------
              Total Food & Drug Retailing                 $  5,576,913
                                                          ------------

14    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------


  Shares                                                          Value
              Food, Beverage & Tobacco - 1.5%
              Packaged Foods & Meats - 1.5%
 137,300      Peet's Coffee & Tea, Inc.*(b)                   $  4,263,165
                                                              ------------
              Total Food, Beverage & Tobacco                  $  4,263,165
                                                              ------------
              Household & Personal Products - 3.0%
              Household Products - 3.0%
 136,240      Central Garden & Pet Co.*                       $  5,997,285
  68,992      Church & Dwight Co., Inc.                          2,291,914
                                                              ------------
              Total Household & Personal Products             $  8,289,199
                                                              ------------
              Health Care Equipment & Services - 24.3%
              Health Care Equipment - 9.4%
 379,120      American Medical Systems Holdings*              $  6,975,808
 187,970      ArthroCare Corp.*(b)                               7,189,853
  34,740      Dade Behring Holdings, Inc.                        1,420,519
 217,285      Palomar Medical Technologies*(b)                   7,394,209
 179,900      Symmetry Medical, Inc.*                            3,304,763
                                                              ------------
                                                              $ 26,285,152
                                                              ------------
              Health Care Services - 10.8%
 170,925      American Healthways, Inc.*                      $  7,590,779
 289,258      HealthExtras, Inc.*(b)                             6,543,016
 114,520      Matria Healthcare, Inc.*(b)                        3,885,664
 106,500      Merge Technologies, Inc.*(b)                       3,039,510
 377,060      Option Care, Inc. (b)                              4,724,562
 160,335      PRA International, Inc.*                           4,447,693
                                                              ------------
                                                              $ 30,231,224
                                                              ------------
              Health Care Supplies - 2.6%
  16,875      Cooper Companies, Inc                           $    924,750
 124,755      Haemonetics Corp.*                                 6,378,723
                                                              ------------
                                                              $  7,303,473
                                                              ------------
              Managed Health Care - 1.5%
 157,200      National Medical Health Card Systems, Inc.*     $  4,348,152
                                                              ------------
              Total Health Care Equipment & Services          $ 68,168,001
                                                              ------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                     (continued)
--------------------------------------------------------------------------------


  Shares                                                 Value
              Banks - 3.2%
              Regional Banks - 3.2%
 111,490      East West Bancorp, Inc.                $  4,218,782
 132,635      PrivateBancorp, Inc. (b)                  4,892,905
                                                     ------------
              Total Banks                            $  9,111,687
                                                     ------------
              Insurance - 2.7%
              Property & Casualty Insurance - 2.7%
 151,455      ProAssurance Corp.*                    $  7,539,430
                                                     ------------
              Total Insurance                        $  7,539,430
                                                     ------------
              Real Estate - 1.9%
              Real Estate Management & Development - 1.9%
 106,795      Jones Lang LaSalle, Inc.               $  5,337,614
                                                     ------------
              Total Real Estate                      $  5,337,614
                                                     ------------
              Software & Services - 13.9%
              Application Software - 2.9%
 240,700      Informatica Corp.*                     $  2,705,468
 143,800      Verint Systems, Inc.*                     5,411,194
                                                     ------------
                                                     $  8,116,662
                                                     ------------
              Data Processing & Outsourced Services - 0.8%
  52,930      Global Payments, Inc.                  $  2,317,275
                                                     ------------
              Internet Software & Services - 2.0%
 116,350      J2 Global Communications, Inc.*(b)     $  5,553,386
                                                     ------------
              IT Consulting & Other Services - 3.5%
 140,465      SI International, Inc.*                $  3,813,625
 200,380      SRA International, Inc.*                  6,137,639
                                                     ------------
                                                     $  9,951,264
                                                     ------------
              Systems Software - 4.7%
 130,435      Micros Systems, Inc.*                  $  6,301,311
 218,240      Progress Software Corp.*                  6,752,346
                                                     ------------
                                                     $ 13,053,657
                                                     ------------
              Total Software & Services              $ 38,992,244
                                                     ------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------


  Shares                                                                   Value
                   Semiconductors - 2.2%
     20,000        Hittite Microwave Corp.*                            $    501,800
    207,000        Microsemi Corp.*                                       5,744,250
                                                                       ------------
                   Total Semiconductors                                $  6,246,050
                                                                       ------------
                   TOTAL COMMON STOCKS
                   (Cost $224,723,685)                                 $265,126,332
                                                                       ------------
  Principal
   Amount          TEMPORARY CASH INVESTMENTS - 23.8%
                   Repurchase Agreement - 6.1%
$17,000,000        UBS Warburg, Inc., 3.8%, dated 11/30/05, repur-
                   chase price of $17,000,000 plus accrued interest
                   on 12/1/05 collateralized by $17,703,000 U.S.
                   Treasury Bill, 4.2%, 5/25/06                        $ 17,000,000
                                                                       ------------


  Shares
                Security Lending Collateral - 17.7%
49,808,439      Securities Lending Investment Fund, 4.03%     $ 49,808,439
                                                              ------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $66,808,439)                            $ 66,808,439
                                                              ------------
                TOTAL INVESTMENTS IN SECURITIES - 118.3%
                (Cost $291,532,124) (a)                       $331,934,771
                                                              ------------
                OTHER ASSETS AND LIABILITIES - (18.3)%        $(51,232,951)
                                                              ------------
                TOTAL NET ASSETS - 100.0%                     $280,701,820
                                                              ============

*    Non-income producing security


(a) At November 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $291,555,207 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $44,017,920
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (3,638,356)
                                                                                -----------
       Net unrealized gain                                                      $40,379,564
                                                                                ===========

The accompanying notes are an integral part of these financial statements.   17

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                     (continued)
--------------------------------------------------------------------------------

(b)   At November 30, 2005, the following securities were out on loan:

    Shares               Description                      Market Value
     112,500     ArthroCare Corp.*                        $ 4,303,125
       5,220     Guitar Center, Inc.*                         275,303
     180,039     Healthcare Services Group, Inc.*           3,825,829
     177,500     HealthExtras, Inc.*                        4,015,050
     106,637     J2 Global Communications, Inc.*            5,089,784
     215,080     Jarden Corp.*                              7,022,362
     108,000     Matria Healthcare, Inc.*                   3,664,440
     101,175     Merge Technologies, Inc.*                  2,887,535
     269,277     Option Care, Inc.                          3,374,041
     206,421     Palomar Medical Technologies*              7,024,507
      67,200     Peet's Coffee & Tea, Inc.*                 2,086,560
     127,700     Portfolio Recovery Associates, Inc.*       4,893,464
       7,600     PrivateBancorp, Inc.                         280,364
                                                          -----------
                 Total                                    $48,742,364
                                                          ===========



Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2005 aggregated $250,313,736 and $89,440,443, respectively.


18    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $48,742,364) (cost $291,532,124)                           $331,934,771
  Receivables -
    Investment securities sold                                    2,170,806
    Fund shares sold                                                402,023
    Dividends, interest and foreign taxes withheld                   21,357
  Other                                                               4,352
                                                               ------------
     Total assets                                              $334,533,309
                                                               ------------
LIABILITIES:
  Payables -
    Investment securities purchased                            $  3,527,912
    Fund shares repurchased                                         350,730
    Upon return of securities loaned                             49,808,439
  Due to bank                                                        71,299
  Due to affiliates                                                  24,756
  Accrued expenses                                                   48,353
                                                               ------------
     Total liabilities                                         $ 53,831,489
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $242,091,616
  Accumulated net realized loss on investments                   (1,792,443)
  Net unrealized gain on investments                             40,402,647
                                                               ------------
     Total net assets                                          $280,701,820
                                                               ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $208,017,138/8,373,028 shares)             $      24.84
                                                               ============
  Class B (based on $10,625,425/433,901 shares)                $      24.49
                                                               ============
  Class C (based on $62,059,257/2,693,191 shares)              $      23.04
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($24.84 [divided by] 94.25%)                         $      26.36
                                                               ============


The accompanying notes are an integral part of these financial statements.   19

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 11/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $284)        $  322,270
  Interest                                                    374,750
  Income from securities loaned, net                           64,909
                                                           ----------
     Total investment income                                               $   761,929
                                                                           -----------
EXPENSES:
  Management fees                                          $1,720,000
  Transfer agent fees and expenses
    Class A                                                   282,171
    Class B                                                    31,765
    Class C                                                   111,977
  Distribution fees
    Class A                                                   360,862
    Class B                                                    94,610
    Class C                                                   492,583
  Administrative reimbursements                                36,761
  Custodian fees                                               38,931
  Registration fees                                           144,902
  Professional fees                                            40,416
  Printing expense                                             22,772
  Fees and expenses of nonaffiliated trustees                   6,670
  Miscellaneous                                                 7,062
                                                           ----------
     Total expenses                                                        $ 3,391,482
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                             (55,153)
     Less fees paid indirectly                                                  (6,099)
                                                                           -----------
     Net expenses                                                          $ 3,330,230
                                                                           -----------
       Net investment loss                                                 $(2,568,301)
                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                         $(1,792,443)
                                                                           -----------
  Change in net unrealized gain on investments                             $27,718,333
                                                                           -----------
    Net gain on investments                                                $25,925,890
                                                                           -----------
    Net increase in net assets resulting from operations                   $23,357,589
                                                                           ===========


20    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 11/30/05 and 11/30/04, respectively


                                                             Year Ended        Year Ended
                                                              11/30/05          11/30/04
FROM OPERATIONS:
  Net investment loss                                     $ (2,568,301)      $  (497,374)
  Net realized gain (loss) on investments                   (1,792,443)        1,085,632
  Change in net unrealized gain on investments              27,718,333         7,683,037
                                                          -------------      ------------
    Net increase in net assets resulting from
     operations                                           $ 23,357,589       $ 8,271,295
                                                          -------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net realized gain:
    Class A ($0.21 and $0.00 per share, respectively)     $   (609,655)      $         -
    Class B ($0.21 and $0.00 per share, respectively)          (64,464)                -
    Class C ($0.21 and $0.00 per share, respectively)         (246,051)                -
                                                          -------------      ------------
     Total distributions to shareowners                   $   (920,170)      $         -
                                                          -------------      ------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                        $219,659,225       $63,794,113
  Reinvestment of distributions                                652,857                 -
  Cost of shares repurchased                               (46,227,117)       (4,369,386)
                                                          -------------      ------------
    Net increase in net assets resulting from Fund
     share transactions                                   $174,084,965       $59,424,727
                                                          -------------      ------------
    Net increase in net assets                            $196,522,384       $67,696,022
NET ASSETS:
  Beginning of year                                         84,179,436        16,483,414
                                                          -------------      ------------
  End of year (including undistributed net investment
    loss of $0 and $0, respectively)                      $280,701,820       $84,179,436
                                                          ============       ===========

The accompanying notes are an integral part of these financial statements.   21

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                  '05 Shares         '05 Amount        '04 Shares      '04 Amount
CLASS A
Shares sold                        7,255,021        $166,774,124        1,883,984      $39,213,402
Reinvestment of distributions         20,212             474,351                -                -
Less shares repurchased           (1,419,592)        (33,325,547)        (158,079)      (3,242,676)
                                  ----------        -------------       ---------      ------------
    Net increase                   5,855,641        $133,922,928        1,725,905      $35,970,726
                                  ==========        =============       =========      ============
CLASS B*
Shares sold                          395,086        $  8,892,737          282,859      $ 5,894,727
Reinvestment of distributions          2,010              46,876                -                -
Less shares repurchased             (224,863)         (5,108,673)         (21,191)        (438,477)
                                  ----------        -------------       ---------      ------------
    Net increase                     172,233        $  3,830,940          261,668      $ 5,456,250
                                  ==========        =============       =========      ============
CLASS C
Shares sold                        2,081,008        $ 43,992,364          951,810      $18,685,984
Reinvestment of distributions          6,002             131,630                -                -
Less shares repurchased             (361,260)         (7,792,897)         (35,931)        (688,233)
                                  ----------        -------------       ---------      ------------
    Net increase                   1,725,750        $ 36,331,097          915,879      $17,997,751
                                  ==========        =============       =========      ============

* Class B shares were first publicly offered on February 17, 2004

22    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Year Ended   Year Ended     Year Ended      Year Ended     Year Ended
                                                              11/30/05     11/30/04       11/30/03        11/30/02       11/30/01
CLASS A
Net asset value, beginning of period                          $ 22.86      $ 19.62        $ 14.43        $  18.58        $ 21.75
                                                              -------      -------        -------        --------        -------
Increase (decrease) from investment operations:
 Net investment loss                                          $ (0.18)     $ (0.14)       $ (0.25)       $  (0.22)(a)    $ (0.24)
 Net realized and unrealized gain (loss) on investments          2.37         3.38           5.44           (1.91)          0.75
                                                              -------      -------        -------        --------        -------
   Net increase (decrease) from investment operations         $  2.19      $  3.24        $  5.19        $  (2.13)       $  0.51
Distributions to shareowners:
 Net realized gain                                              (0.21)           -              -           (2.02)         (3.68)
                                                              -------      -------        -------        --------        -------
Net increase (decrease) in net asset value                    $  1.98      $  3.24        $  5.19        $  (4.15)       $ (3.17)
                                                              -------      -------        -------        --------        -------
Net asset value, end of period                                $ 24.84      $ 22.86        $ 19.62        $  14.43        $ 18.58
                                                              =======      =======        =======        ========        =======
Total return*                                                    9.64%       16.51%         35.97%         (13.30)%         0.78%
Ratio of net expenses to average net assets+                     1.40%        1.79%          2.00%           2.00%          2.00%
Ratio of net investment loss to average net assets+             (1.03)%      (1.49)%        (1.52)%         (1.40)%        (1.25)%
Portfolio turnover rate                                            47%          24%            48%             46%            40%
Net assets, end of period (in thousands)                     $208,017      $57,541        $15,529        $ 12,145        $14,419
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                    1.44%        2.06%          2.49%           2.34%          2.15%
 Net investment loss                                            (1.07)%      (1.75)%        (2.01)%         (1.74)%        (1.40)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    1.40%        1.79%          2.00%           2.00%          2.00%
 Net investment loss                                            (1.03)%      (1.49)%        (1.52)%         (1.40)%        (1.25)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
(a) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.

The accompanying notes are an integral part of these financial statements.    23

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended       2/17/04 (a)
                                                          11/30/05        to 11/30/04
CLASS B
Net asset value, beginning of period                      $ 22.74         $  19.75
                                                          -------         --------
Increase (decrease) from investment operations:
  Net investment loss                                     $ (0.42)        $  (0.09)
  Net realized and unrealized gain on investments            2.38             3.08
                                                          -------         --------
     Net increase from investment operations              $  1.96         $   2.99
Distributions to shareowners:
  Net realized gain                                         (0.21)               -
                                                          -------         --------
Net increase (decrease) in net asset value                $  1.75         $   2.99
                                                          -------         --------
Net asset value, end of period                            $ 24.49         $  22.74
                                                          =======         ========
Total return*                                                8.66%           15.14%
Ratio of net expenses to average net assets+                 2.30%            2.51%**
Ratio of net investment loss to average net assets+         (1.93)%          (2.19)%**
Portfolio turnover rate                                        47%              24%***
Net assets, end of period (in thousands)                  $10,625         $  5,949
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                               2.33%            2.51%**
  Net investment loss                                       (1.96)%          (2.19)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                               2.30%            2.51%**
  Net investment loss                                       (1.93)%          (2.19)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not Annualized
+    Ratios with no reduction for fees paid indirectly.
(a)  Class B shares were first publicly offered on February 17, 2004.

24    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended   Year Ended    Year Ended      Year Ended     Year Ended
                                                               11/30/05     11/30/04      11/30/03        11/30/02       11/30/01
CLASS C
Net asset value, beginning of period                           $ 21.39      $ 18.50       $ 13.71        $  17.88        $ 21.18
                                                               -------      -------       -------        --------        -------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.34)     $ (0.12)      $ (0.36)       $  (0.33)(a)    $ (0.38)
 Net realized and unrealized gain (loss) on investments           2.20         3.01          5.15           (1.82)          0.76
                                                               -------      -------       -------        --------        -------
   Net increase (decrease) from investment operations          $  1.86      $  2.89       $  4.79        $  (2.15)       $  0.38
Distributions to shareowners:
 Net realized gain                                               (0.21)           -             -           (2.02)         (3.68)
                                                               -------      -------       -------        --------        -------
Net increase (decrease) in net asset value                     $  1.65      $  2.89       $  4.79        $  (4.17)       $ (3.30)
                                                               -------      -------       -------        --------        -------
Net asset value, end of period                                 $ 23.04      $ 21.39       $ 18.50        $  13.71        $ 17.88
                                                               =======      =======       =======        ========        =======
Total return*                                                     8.75%       15.62%        34.94%         (14.01)%         0.09%
Ratio of net expenses to average net assets+                      2.22%        2.57%         2.75%           2.75%          2.75%
Ratio of net investment loss to average net assets+              (1.85)%      (2.26)%       (2.27)%         (2.15)%        (2.00)%
Portfolio turnover rate                                             47%          24%           48%             46%            40%
Net assets, end of period (in thousands)                       $62,059      $20,690       $   954        $    853        $ 1,279
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.22%        2.59%         3.24%           3.09%          2.90%
 Net investment loss                                             (1.85)%      (2.28)%       (2.76)%         (2.49)%        (2.15)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     2.22%        2.57%         2.75%           2.75%          2.75%
 Net investment loss                                             (1.85)%      (2.26)%       (2.27)%         (2.15)%        (2.00)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
(a) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.

The accompanying notes are an integral part of these financial statements.    25

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Oak Ridge Small Cap Growth Fund (the Fund) is one of two series of portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Small Cap Equity Fund. Oak Ridge Small Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A and Class B shares in exchange for the Fund's Class A and Class C shares in a one-to-one exchange ratio, respectively, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Oak Ridge Small Cap Equity Fund on February 10, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Class B shares were first publicly offered on February 17, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

Information regarding the Fund's principal investment risks is contained in the Fund's Prospectus(es). Please refer to those documents when considering the Fund's risks. The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's invest-

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

ments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                               (continued)
--------------------------------------------------------------------------------

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    There were no distributions paid during the fiscal year ended November 30, 2004. The tax character of distributions paid during the year ended November 30, 2005 was as follows:

                                         2005
                                     -----------
  Distributions paid from:
   Ordinary Income                   $      -
   Long-term capital gain             920,170
                                     --------
    Total                            $920,170
                                     ========

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2005:

                                          2005
                                    ---------------
  Undistributed ordinary income       $         -
  Capital Loss Carryforward              (235,384)
  Post-October Loss Deferral           (1,533,976)
  Unrealized Appreciation              40,379,564
                                      -----------
   Total                              $38,610,204
                                      ===========

    The difference between book bases and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

    At November 30, 2005, The Fund reclassified $2,568,301 to decrease accumulated net investment loss, $131 to decrease accumulated net realized loss on investments and $2,568,432 to decrease paid-in capital to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the fund and is designed to present the Fund's capital accounts on a tax basis.

    The Fund has elected to defer $1,533,976 in capital losses recognized between November 1, 2005 and November 30, 2005 to its fiscal year ending November 30, 2006.

    The Fund had a net capital loss carryforward of $235,384 which will expire in 2013 if not utilized.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $78,817 in underwriting commissions on the sale of Class A shares for the year ended November 30, 2005.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, and Class C shares bear different transfer agent and distribution fees.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                               (continued)
--------------------------------------------------------------------------------

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM, a wholly owned subsidiary of UniCredito Italino, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion; and 0.80% of the excess over $1 billion.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Small Cap Equity Fund was advised by Oak Ridge,

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

which received an annual fee equal to 0.75% of its average daily net assets.

On January 7, 2005 Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. On December 28, 2004, shareholders of the Fund approved a new Sub-Advisory Agreement between PIM and Oak Ridge, in anticipation of the acquisition causing the existing agreement to terminate.

Through February 13, 2005, PIM agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A's expenses to 1.75% of the average daily net assets attributable to Class A; the portion of the Fund-wide expenses attributable to Class B and Class C shares was reduced only to the extent that such expenses are reduced for Class A shares.

PIM has further agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.40%, 2.30% and 2.30%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2008 for Class A shares and April 1, 2006 for Class B and Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such periods. The Fund may terminate the expense limit agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement to be in the best interests of the Fund and its shareholders.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On November 30, 2005, $17,121 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                               (continued)
--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $4,231 in transfer agent fees payable to PIMSS at November 30, 2005.


4. Distribution and Service Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $3,404 in distribution fees payable to PFD at November 30, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 13, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. For the year ended November 30, 2005, CDSCs in the amount of $38,095 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2005, the Fund's expenses were reduced by $6,099 under such arrangement.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust I and Board of Trustees and Shareowners of Pioneer Oak Ridge Small Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Oak Ridge Small Cap Growth Fund (the "Fund"), one of the series of Pioneer Series Trust I, as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended November 30, 2002 were audited by other auditors whose report, dated January 7, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Oak Ridge Small Cap Growth Fund of Pioneer Series Trust I at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

 /s/ Ernst & Young LLP

Boston, Massachusetts
January 6, 2006

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained Oak Ridge Investment Advisers, LLC (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, (ix) the disclosures included in the Fund's prospectuses and reports to shareowners and (x) the investment and compliance staff and operations of the Subadviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fee under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser and the Sub-adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser and the Sub-adviser, (6) the Investment Adviser's and the Sub-adviser's financial results and condition, including, in the case of the Sub-adviser, its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2005, the second quintile of the peer group for the three years ended June 30, 2005, the second quintile for the five years ended June 30, 2005 and the second quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also noted that the return of the Fund, gross of expenses, exceeded the return of the Fund's benchmark index. The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operations of the Sub-adviser. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract and the Sub-advisory Agreement.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

    responsible for investment operations. Among other things, the Trustees considered the number, education and experience of the Sub-adviser's investment staff. The Trustees concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile (after fee waivers) relative to the management fees paid by the other funds in that peer group for the comparable period and in the third quintile without giving effect to fee waivers. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

    Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 (after expense limitations) was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio (after expense limitations) was reasonable compared to that of similar funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between the Investment Adviser and the Fund's shareholders.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Invest-

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

    ment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's and Sub-adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement are fair and reasonable and voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees may serve as a trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                         Positions Held          Length of Service      Principal Occupation During  Other Directorships Held
Name and Age             With the Fund           and Term of Office     Past Five Years              by this Trustee
John F. Cogan, Jr. (79)* Chairman of             Trustee since 2003.    Deputy Chairman and a        Chairman and Director of ICI
                         the Board,              Serves until           Director of Pioneer Global   Mutual Insurance Company;
                         Trustee and President   successor trustee      Asset Management S.p.A.      Director of Harbor Global
                                                 is elected or earlier  ("PGAM"); Non-Executive      Company, Ltd.
                                                 retirement or          Chairman and a Director of
                                                 removal                Pioneer Investment
                                                                        Management USA Inc.
                                                                        ("PIM-USA"); Chairman and a
                                                                        Director of Pioneer;
                                                                        Director of Pioneer
                                                                        Alternative Investment
                                                                        Management Limited (Dublin);
                                                                        President and a Director of
                                                                        Pioneer Alternative
                                                                        Investment Management
                                                                        (Bermuda) Limited and
                                                                        affiliated funds; President
                                                                        and Director of Pioneer
                                                                        Funds Distributor, Inc.
                                                                        ("PFD"); President of all of
                                                                        the Pioneer Funds; and Of
                                                                        Counsel (since 2000, partner
                                                                        prior to 2000), Wilmer
                                                                        Cutler Pickering Hale and
                                                                        Dorr LLP (counsel to PIM-USA
                                                                        and the Pioneer Funds).


*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**    Trustee and Executive  Trustee since June      President and Chief
                         Vice President         2003. Serves until      Executive Officer, PIM-USA
                                                successor trustee is    since May 2003 (Director
                                                elected or earlier      since January 2001);
                                                retirement or removal.  President and Director of
                                                                        Pioneer since May 2003;
                                                                        Chairman and Director of
                                                                        Pioneer Investment
                                                                        Management Shareholder
                                                                        Services, Inc. ("PIMSS")
                                                                        since May 2003; Executive
                                                                        Vice President of all of the
                                                                        Pioneer Funds since June 3,
                                                                        2003; and Executive Vice
                                                                        President and Chief
                                                                        Operating Officer of
                                                                        PIM-USA, November 2000 - May
                                                                        2003

























*Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held   Length of Service
Name and Age                   With the Fund    and Term of Office
David R. Bock**(61)            Trustee          Trustee since 2005.
3050 K. Street NW,                              Serves until
Washington, DC 20007                            successor trustee
                                                is elected or earlier
                                                retirement or removal.

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
-------------------------------------------------------------------------------------------------------------------

Mary K. Bush (57)              Trustee          Trustee since 2003.
3509 Woodbine Street,                           Serves until
Chevy Chase, MD 20815                           successor trustee
                                                is elected or earlier
                                                retirement or removal
-------------------------------------------------------------------------------------------------------------------

Margaret B.W. Graham (58)      Trustee          Trustee since 2003.
1001 Sherbrooke Street West,                    Serves until
Montreal, Quebec, Canada                        successor trustee
H3A 1G5                                         is elected or earlier
                                                retirement or removal
-------------------------------------------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                  by this Trustee
David R. Bock**(61)            Senior Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
3050 K. Street NW,             Inc. (publicly traded health care services company)          Social Investment
Washington, DC 20007           (2001 - present); Managing Partner, Federal City Capital     Company (privately-held
                               Advisors (boutique merchant bank) (1995 - 2000; 2002         affordable housing
                               to 2004); Executive Vice President and Chief Financial       finance company);
                               Officer, Pedestal Inc. (internet-based mortgage trading      Director of New York
                               company) (2000 - 2002)                                       Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)              President, Bush International (international financial       Director of Brady
3509 Woodbine Street,          advisory firm)                                               Corporation (industrial
Chevy Chase, MD 20815                                                                       identification and
                                                                                            specialty coated
                                                                                            material products
                                                                                            manufacturer),
                                                                                            Millennium Chemicals,
                                                                                            Inc. (commodity
                                                                                            chemicals), Mortgage
                                                                                            Guaranty Insurance
                                                                                            Corporation, and R.J.
                                                                                            Reynolds Tobacco
                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)      Founding Director, The Winthrop Group, Inc. (consulting      None
1001 Sherbrooke Street West,   firm); Professor of Management, Faculty of Management,
Montreal, Quebec, Canada       McGill University
H3A 1G5
------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

                                Positions Held  Length of Service
Name and Age                    With the Fund   and Term of Office
Marguerite A. Piret (57)        Trustee         Trustee since 2003.
One Boston Place, 28th Floor,                   Serves until
Boston, MA 02108                                successor trustee
                                                is elected or earlier
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)              Trustee         Trustee since 2003.
One North Adgers Wharf,                         Serves until
Charleston, SC 29401                            successor trustee
                                                is elected or earlier
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund
                                                                                          Other Directorships Held
Name and Age                    Principal Occupation During Past Five Years               by this Trustee
Marguerite A. Piret (57)        President and Chief Executive Officer, Newbury, Piret &   Director of New America
One Boston Place, 28th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02108                                                                          (closed-end investment
                                                                                          company)
------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)              President, John Winthrop & Co., Inc.                      None
One North Adgers Wharf,         (private investment firm)
Charleston, SC 29401
------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (57)     Secretary             Since September,
                                                   2003. Serves
                                                   at the discretion
                                                   of the Board
------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Since September,
                                                   2003. Serves at the
                                                   discretion of the Board
------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)         Assistant Secretary   Since September,
                                                   2003. Serves at the
                                                   discretion of the Board
------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)            Treasurer             Since November,
                                                   2000. Serves
                                                   at the discretion of
                                                   the Board
------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)         Assistant Treasurer   Since November,
                                                   2004. Serves
                                                   at the discretion of
                                                   the Board
------------------------------------------------------------------------------------------------------------------------

                                                                                        Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                by this Officer
Dorothy E. Bourassa (57)     Secretary of PIM-USA; Senior Vice President - Legal        None
                             of Pioneer; and Secretary/Clerk of most of PIM-USA's
                             subsidiaries; and Secretary of all of the Pioneer Funds
                             since September 2003 (Assistant Secretary from
                             November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Vice President and Senior Counsel of             None
                             Pioneer since July 2002; Vice President and Senior
                             Counsel of BISYS Fund Services, Inc. (April 2001 to
                             June 2002); Senior Vice President and Deputy General
                             Counsel of Funds Distributor, Inc. (July 2000 to April
                             2001); and Assistant Secretary of all Pioneer Funds since
                             September 2003
------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)         Partner, Wilmer Cutler Pickering Hale and Dorr LLP;        None
                             Assistant Secretary of all Pioneer Funds since
                             September 2003
------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)            Vice President - Fund Accounting, Administration           None
                             and Custody Services of Pioneer; and Treasurer of all
                             of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)         Deputy Treasurer of Pioneer since 2004; Treasurer          None
                             and Senior Vice President, CDC IXIS Asset
                             Management Services from 2002 to 2003; Assistant
                             Treasurer and Vice President, MFS Investment
                             Management from 1997 to 2002; and Assistant
                             Treasurer of all of the Pioneer Funds since
                             November 2004
------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

                              Positions Held        Length of Service
Name and Age                  With the Fund         and Term of Office
Luis I. Presutti (40)         Assistant Treasurer   Since September,
                                                    2003. Serves
                                                    at the discretion of
                                                    the Board
------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)            Assistant Treasurer   Since September,
                                                    2003. Serves at the
                                                    discretion of
                                                    the Board
------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Assistant Treasurer   Since September,
                                                    2003. Serves at the
                                                    discretion of the Board
------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)          Chief Compliance      Since October, 2004.
                              Officer               Serves at the
                                                    discretion of
                                                    the Board
------------------------------------------------------------------------------------------------------------------------
                                                                                       Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years              by this Officer
Luis I. Presutti (40)         Assistant Vice President - Fund Accounting,              None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)            Fund Accounting Manager - Fund Accounting,               None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds since
                              May 2002
------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Fund Administration Manager - Fund Accounting,           None
                              Administration and Custody Services since June
                              2003; Assistant Vice President - Mutual Fund
                              Operations of State Street Corporation from June
                              2002 to June 2003 (formerly Deutsche Bank
                              Asset Management); Pioneer Fund Accounting,
                              Administration and Custody Services (Fund Accounting
                              Manager from August 1999 to May 2002); and Assistant
                              Treasurer of all Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)          Chief Compliance Officer of Pioneer (Director of         None
                              Compliance and Senior Counsel from November 2000
                              to September 2004); and Chief Compliance Officer of all
                              of the Pioneer Funds since 2004
------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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46

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



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



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

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52

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014


     Our toll-free fax                                          1-800-225-4240


     Our internet e-mail address                          ask.pioneer@piog.com
    (for general questions about Pioneer only)


     Visit our web site:                                  www.pioneerfunds.com


 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                    OAK RIDGE
                                    LARGE CAP
                                     GROWTH
                                      FUND

                                     Annual
                                     Report

                                    11/30/05

                                     [LOGO]
                                    PIONEER
                                 Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1
Portfolio Summary                                               2
Prices and Distributions                                        3
Performance Update                                              4
Comparing Ongoing Fund Expenses                                 9
Portfolio Management Discussion                                11
Schedule of Investments                                        15
Financial Statements                                           20
Notes to Financial Statements                                  29
Report of Independent Registered Public Accounting Firm        38
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        39
Trustees, Officers and Service Providers                       45

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 11/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The economy remains strong. Third quarter profits, coming in well above 10% year-over-year, were surprising in light of the serious economic challenges that developed over the last three months. The vexing economic questions that arose from 2005's disastrous hurricane season began to resolve themselves by late fall, allowing prices for oil and gasoline to retreat from their storm-induced peaks, as Gulf Coast facilities began to come back on line. The Federal Reserve Board continued to raise interest rates, and business activity remained strong, despite storm-related dislocations.

Even with moderating energy prices, businesses and households in colder areas of the country face uncomfortably large bills for heat and utilities for the coming winter while ravaged energy production facilities are refurbished. The national savings rate stands near zero, leaving many households ill prepared for hefty gasoline and heating costs.

However, costly energy and higher interest rates have not slowed the economy to date. American consumers, whose outlays are key to the economy's direction, are notably resilient. Consumer confidence rebounded in November after a post-hurricane lag, according to the University of Michigan. Furthermore, hiring trends are fairly positive and recent readings of leading economic indicators by the Conference Board have shown an upward bias.

The U.S. has enjoyed ten straight quarters of expansion at an annualized rate of 3% or better. Barring surprises, we expect continued, though possibly slower, growth in the period ahead. For investors, carefully selected high-quality equity and bond mutual funds still have potential to deliver solid results even in a slow-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Investing for income with Pioneer

Pioneer offers a diverse range of products with different risk/reward profiles designed to help investors pursue a variety of goals. If income is important to you, Pioneer's broad selection of bond funds and equity products that have a meaningful income component, may improve your overall allocation. Our variety of income funds are actively managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.
                                                                              1

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Depositary Receipts/International Stocks 8.6%
Temporary Cash Investments               9.7%
U.S. Common Stocks                      81.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Energy                      5.4%
Consumer Staples            6.9%
Consumer Discretionary     11.7%
Financials                 12.6%
Industrials                14.9%
Information Technology     20.3%
Health Care                28.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    General Electric Co.                    3.82%
    2.    Marvell Technology Group, Ltd.          3.71
    3.    XTO Energy, Inc.                        3.47
    4.    Genentech, Inc.                         3.42
    5.    Qualcomm, Inc.                          3.33
    6.    Caremark Rx, Inc.                       3.05
    7.    Teva Pharmaceutical Industries, Ltd.    3.05
    8.    Staples, Inc.                           2.99
    9.    FedEx Corp.                             2.95
   10.    United Healthcare Group, Inc.           2.74

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class   11/30/05   11/30/04
-----   --------   --------
A        $13.42     $12.51
B        $13.22     $12.44
C        $13.25     $12.45
R        $13.17     $12.32
Y        $13.48     $12.53

   Distributions Per Share
   -----------------------------------------------------------------------------


                    12/1/04 - 11/30/05
                    ------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------   ----------   -------------   -------------
A          $0.0120        $ -             $0.3888
B          $ -            $ -             $0.3888
C          $ -            $ -             $0.3888
R          $ -            $ -             $0.3888
Y          $ -            $ -             $0.3888

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

----------------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                               Net         Public
                           Asset Value    Offering
Period                        (NAV)      Price (POP)
 Life-of-Class
 (3/1/99)                     3.04%         2.14%
 5 Years                      1.12         -0.07
 1 Year                      10.51          4.18
----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer
                   Oak Ridge
                Large Cap Growth       Russell 1000
                    Fund               Growth Index
3/99              9425                    10000
11/99             9460                    11340
                 10555                    10029
11/01             9430                     7744
                  8161                     5987
11/03             9025                     6990
                 10099                     7398
11/05            11160                     8118

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective 2/17/04, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 2004 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B and Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index.

----------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                              If         If
Period                       Held     Redeemed
 Life-of-Class
 (3/1/99)                    2.23%      2.23%
 5 Years                     0.32       0.32
 1 Year                      9.41       5.41
----------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer
                   Oak Ridge
                Large Cap Growth       Russell 1000
                    Fund               Growth Index
3/99               10000                10000
11/99               9990                11340
                   11063                10029
11/01               9810                 7744
                    8426                 5987
11/03               9249                 6990
                   10274                 7398
11/05              11242                 8118

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index.

------------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                              If         If
Period                       Held     Redeemed
 Life-of-Class
 (3/1/99)                    2.27%      2.27%
 5 Years                     0.37       0.37
 1 Year                      9.57       9.57
------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer
                   Oak Ridge
                Large Cap Growth       Russell 1000
                    Fund               Growth Index
3/99              10000                  10000
11/99              9990                  11340
                  11063                  10029
11/01              9810                   7744
                   8426                   5987
11/03              9249                   6990
                  10282                   7398
11/05             11267                   8118

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index.

------------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                               If         If
Period                        Held     Redeemed
 Life-of-Class
 (3/1/99)                     2.37%      2.37%
 5 Years                      0.41       0.41
 1 Year                      10.08      10.08
------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer
                   Oak Ridge
                Large Cap Growth       Russell 1000
                    Fund               Growth Index
3/99               10000                 10000
11/99              10007                 11340
                   11109                 10029
11/01               9875                  7744
                    8504                  5987
11/03               9357                  6990
                   10300                  7398
11/05              11338                  8118

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class R shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index.

----------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                               If         If
Period                        Held     Redeemed
 Life-of-Class
 (3/1/99)                     3.09%      3.09%
 5 Years                      1.19       1.19
 1 Year                      10.71      10.71

----------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                 Pioneer
                 Oak Ridge
              Large Cap Growth        Russell 1000
                   Fund               Growth Index
3/99              10000                  10000
11/99             10040                  11340
                  11202                  10029
11/01             10008                   7744
                   8681                   5987
11/03              9578                   6990
                  10735                   7398
11/05             11884                   8118

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 3/1/99 to 8/10/04. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [DIVIDED BY] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on actual returns from June 1, 2005 through November 30, 2005

Actual
Share Class                  A              B              C              R              Y
--------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 6/1/05

 Ending Account        $1,087.80      $1,082.20      $1,083.78      $1,082.93      $1,092.25
 Value On 11/30/05

 Expenses Paid         $    6.80      $   11.22      $   10.92      $    4.67      $    8.09
 During Period*

 * Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.15%, 2.09%, 1.55%, and 0.89% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2005 through November 30, 2005

Hypothetical
Share Class                  A              B              C              R              Y
--------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 6/1/05

 Ending Account        $1,018.55      $1,014.29      $1,014.59      $1,017.30      $1,020.61
 Value On 11/30/05

 Expenses Paid         $    6.58      $   10.86      $   10.56      $    4.51      $    7.84
 During Period*

 * Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.15%, 2.09%, 1.55%, and 0.89% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Large Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance during the twelve months ended November 30, 2005.

Q:  How did the market and the Fund perform during the annual reporting period?

A: In an investment environment that was characterized by many potential obstacles to market performance - such as rising interest rates, a spike in energy prices, and September's Gulf Coast hurricanes - the U.S. market produced solid returns on the strength of steady economic growth and impressive corporate earnings results. Although large-cap growth stocks underperformed relative to the broader market, we continued to find a wealth of compelling investment opportunities within the asset class. With this as a backdrop, we are pleased to report that the Fund outperformed both its benchmark and peer group for the period. Class A shares of the Fund produced a total return of 10.51% at net asset value for the annual period, outpacing the 9.73% return of the Russell 1000 Growth Index. The return of the Fund's Class A shares also outperformed the 10.30% average return of the 683 funds in the Lipper peer group, Large-Cap Growth Funds.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    Notably, Class A shares of the Fund also have outperformed both the benchmark and the peer group over the three- and five-year intervals. For the three- and five-year periods: Class A shares of the Fund returned 11.00% and 1.12%, the Russell 1000 Growth Index returned 10.68% and -4.14% and the Lipper Large-Cap Growth category returned 10.37% and -3.90%.

    While past performance is no guarantee of future results, we believe the Fund's strong long-term track record helps illustrate the effectiveness of our investment approach. As growth managers, we naturally look for companies with earnings growth that is

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05                           (continued)
--------------------------------------------------------------------------------

    both accelerating and sustainable. However, the stocks we purchase must also be reasonably valued, since even fast-growing stocks can be unattractive investments if they are purchased at too rich a price. We believe this approach, known as "growth at a reasonable price," is very effective at identifying stocks with the ability to perform well over a three- to five-year time period.

Q: Energy stocks performed very well during the past year. How did your positioning in this sector affect Fund performance?

A: Energy was the best-performing sector of the market during the past twelve months, as the rising prices of oil and gas boosted profits for companies in the industry. The Fund held an overweight position - a weighting greater than that of the benchmark - in energy for most of the year, and this was very helpful to performance. In addition, our stock selection in the sector was particularly strong. We avoided the largest energy stocks, whose prices tend to be most closely correlated with the performance of the underlying commodities. Instead, we owned two smaller, faster-growing exploration companies - XTO Energy and Apache - both of which outperformed the overall sector by a wide margin. We are maintaining the Fund's positions in these stocks based on what we see as the favorable supply and demand picture for the industry as a whole. At the same time, as China's rapid economic expansion continues to fuel rising demand for oil and gas, supply remains constrained due to the lack of refining capacity that has been brought on line in recent years. We remain confident that both companies can continue to execute well in this environment.

Q:  How did the Fund's positioning in health care affect performance?

A: We added to performance through our stock selection in the sector. We generally avoided large-cap pharmaceutical stocks - which underperformed due to concerns about safety issues and looming patent expirations - and we instead concentrated on areas of health care with stronger growth and better underlying fundamentals. Stocks that performed well for the Fund included Genentech, a biotechnology stock that soared as sales of its cancer drug Avastin came in well above the market's expectations; Teva Pharmaceuticals, a maker of generic drugs that we believe will benefit as several important drugs come off patent in the year ahead; Alcon, which we believe is positioned to take advantage of the aging global population through its full line of eye care solutions; and Caremark Rx, which benefited from the rising demand for its

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    services as a "middleman" between drug companies and health care plans that are looking to cut costs.

    We remain optimistic on the outlook for the health care sector in general, and for the Fund's holdings in particular. However, we slightly reduced exposure to this area based on our belief that the sector - which historically has been sensitive to political developments - may be affected by uncertainty related to the autumn 2006 Congressional elections.

Q:  How did your holdings in technology perform?

A: Large-cap technology stocks, as a group, were not particularly strong during the past year, but here too we added value through security selection. We emphasized companies with a strong foothold in their specific markets, rather than those whose products tend to be more commoditized. This approach led us to invest in Marvell Technology Group, which makes the chips used in Apple's popular iPod; and Texas Instruments, whose chips are used primarily in telecommunications and consumer electronics products rather than the slower-growth personal computer area. Both stocks performed well, making up for the flat returns of the Fund's holdings in Oracle and Microsoft.

Q:  What elements of your positioning detracted from performance?

A: Our stock selection in the consumer sector was mixed. Many of the Fund's top-performing stocks of 2004, such as Best Buy, Wal-Mart, and International Game Technology (all of which have been sold from the portfolio), underperformed during 2005. Additionally, eBay - which soared in 2004 - missed estimates for its fourth quarter earnings (released in January), and the stock lost almost a third of its value in five weeks. The stock is no longer held in the portfolio. Fortunately, we made up for the loss in eBay by buying shares of Google, which doubled from our initial purchase price in the $200 range.

Q:  What is your outlook for the stock market?

A: We believe the investment landscape may become more challenging in 2006. The Fed is likely to end its long series of interest rate increases, but the lagged effect of the hikes that have already been enacted could act as a drag on economic growth. The end of the mortgage financing boom also could slow the economy by causing consumers to pare back on their spending. However, we

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05                           (continued)
--------------------------------------------------------------------------------

    believe large-cap growth stocks, as a group, can withstand a more difficult environment. The asset class as a whole is trading at very reasonable valuation levels, with many stocks sporting price-to-earnings ratios in the mid-teens. At these levels, we believe stocks with better growth characteristics than the overall market will be well positioned to outperform. With this as a backdrop, we believe our emphasis on growth stocks with reasonable valuations will enable the Fund to continue delivering strong performance relative to both its peer group and the broader market.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05
--------------------------------------------------------------------------------

  Shares                                                             Value
              COMMON STOCKS - 95.3%
              Energy - 5.2%
              Oil & Gas Exploration & Production - 5.2%
  257,490     Apache Corp.                                    $ 16,808,947
  726,015     XTO Energy, Inc.                                  29,541,550
                                                              ------------
                                                              $ 46,350,497
                                                              ------------
              Total Energy                                    $ 46,350,497
                                                              ------------
              Capital Goods - 11.4%
              Aerospace & Defense - 2.0%
  240,520     L-3 Communications Holdings, Inc.               $ 17,918,740
                                                              ------------
              Electrical Component & Equipment - 2.0%
  320,600     Rockwell International Corp.                    $ 18,091,458
                                                              ------------
              Industrial Conglomerates - 3.6%
  909,650     General Electric Co.                            $ 32,492,698
                                                              ------------
              Industrial Machinery - 3.8%
  293,985     Danaher Corp. (b)                               $ 16,316,168
  433,695     Ingersoll-Rand Co.                                17,187,333
                                                              ------------
                                                              $ 33,503,501
                                                              ------------
              Total Capital Goods                             $102,006,397
                                                              ------------
              Transportation - 2.8%
              Air Freight & Couriers - 2.8%
  257,490     FedEx Corp.                                     $ 25,136,174
                                                              ------------
              Total Transportation                            $ 25,136,174
                                                              ------------
              Consumer Durables & Apparel - 2.1%
              Apparel, Accessories & Luxury Goods - 2.1%
  556,915     Coach, Inc.*                                    $ 19,174,583
                                                              ------------
              Total Consumer Durables & Apparel               $ 19,174,583
                                                              ------------
              Consumer Services - 2.0%
              Hotels, Resorts & Cruise Lines - 2.0%
  325,745     Carnival Corp.                                  $ 17,749,845
                                                              ------------
              Total Consumer Services                         $ 17,749,845
                                                              ------------
              Retailing - 7.0%
              General Merchandise Stores - 1.9%
  316,580     Target Corp.                                    $ 16,940,196
                                                              ------------


The accompanying notes are an integral part of these financial statements.   15

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                   (continued)
--------------------------------------------------------------------------------

  Shares                                                             Value
              Home Improvement Retail - 2.2%
  298,155     Lowe's Companies, Inc.                          $ 20,119,499
                                                              ------------
              Specialty Stores - 2.9%
1,103,402     Staples, Inc.                                   $ 25,488,586
                                                              ------------
              Total Retailing                                 $ 62,548,281
                                                              ------------
              Food & Drug Retailing - 2.1%
              Drug Retail - 2.1%
  403,000     Walgreen Co.                                    $ 18,409,040
                                                              ------------
              Total Food & Drug Retailing                     $ 18,409,040
                                                              ------------
              Food, Beverage & Tobacco - 2.1%
              Soft Drinks - 2.1%
  312,773     PepsiCo, Inc.                                   $ 18,516,162
                                                              ------------
              Total Food, Beverage & Tobacco                  $ 18,516,162
                                                              ------------
              Household & Personal Products - 2.4%
              Household Products - 2.4%
  372,725     Procter & Gamble Co.*                           $ 21,316,143
                                                              ------------
              Total Household & Personal Products             $ 21,316,143
                                                              ------------
              Health Care Equipment & Services - 16.2%
              Health Care Equipment - 8.1%
  319,150     Medtronic, Inc.*                                $ 17,735,166
  374,085     St. Jude Medical, Inc.*                           17,870,040
  439,890     Varian Medical Systems, Inc.*(b)                  22,355,210
  229,420     Zimmer Holdings, Inc.*                            14,377,751
                                                              ------------
                                                              $ 72,338,167
                                                              ------------
              Health Care Services - 2.9%
  505,680     Caremark Rx, Inc.*                              $ 25,986,895
                                                              ------------
              Health Care Supplies - 2.6%
  164,580     Alcon, Inc.*                                    $ 23,074,116
                                                              ------------
              Managed Health Care - 2.6%
  390,360     United Healthcare Group, Inc.                   $ 23,366,950
                                                              ------------
              Total Health Care Equipment & Services          $144,766,128
                                                              ------------


16 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                             Value
              Pharmaceuticals & Biotechnology - 10.7%
              Biotechnology - 5.7%
 265,615      Amgen, Inc.*                                    $ 21,496,222
 304,475      Genentech, Inc.*                                  29,113,900
                                                              ------------
                                                              $ 50,610,122
                                                              ------------
              Pharmaceuticals - 5.0%
 307,970      Johnson & Johnson                               $ 19,017,148
 634,735      Teva Pharmaceutical Industries, Ltd. (b)          25,947,967
                                                              ------------
                                                              $ 44,965,115
                                                              ------------
              Total Pharmaceuticals & Biotechnology           $ 95,575,237
                                                              ------------
              Banks - 2.3%
              Diversified Banks - 2.3%
 664,130      U.S. Bancorp                                    $ 20,109,856
                                                              ------------
              Total Banks                                     $ 20,109,856
                                                              ------------
              Diversified Financials - 7.6%
              Asset Management & Custody Banks - 2.4%
  56,954      Ameriprise Financial, Inc.*                     $  2,394,916
 159,365      Legg Mason, Inc.                                  19,546,117
                                                              ------------
                                                              $ 21,941,033
                                                              ------------
              Consumer Finance - 3.7%
 298,155      American Express Co.                            $ 15,331,130
 331,445      SLM Corp.                                         17,417,435
                                                              ------------
                                                              $ 32,748,565
                                                              ------------
              Diversified Financial Services - 1.5%
 272,105      Citigroup, Inc.                                 $ 13,210,698
                                                              ------------
              Total Diversified Financials                    $ 67,900,296
                                                              ------------
              Insurance - 2.1%
              Life & Health Insurance - 2.1%
 393,080      Aflac, Inc.                                     $ 18,867,840
                                                              ------------
              Total Insurance                                 $ 18,867,840
                                                              ------------
              Software & Services - 8.4%
              Internet Software & Services - 2.5%
  54,215      Google, Inc.*                                   $ 21,956,533
                                                              ------------


The accompanying notes are an integral part of these financial statements.   17

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
              IT Consulting & Other Services - 1.5%
  284,600     Cognizant Tech Solutions Corp.*                       $ 13,828,713
                                                                    ------------
              Systems Software - 4.4%
  812,475     Microsoft Corp.                                       $ 22,513,682
1,346,720     Oracle Corp.*                                           16,928,270
                                                                    ------------
                                                                    $ 39,441,952
                                                                    ------------
              Total Software & Services                             $ 75,227,198
                                                                    ------------
              Technology Hardware & Equipment - 5.2%
              Communications Equipment - 5.2%
  676,580     Comverse Technology, Inc.*                            $ 17,733,162
  623,465     Qualcomm, Inc.                                          28,348,954
                                                                    ------------
                                                                    $ 46,082,116
                                                                    ------------
              Total Technology Hardware & Equipment                 $ 46,082,116
                                                                    ------------
              Semiconductors - 5.8%
              Semiconductors - 5.8%
  568,945     Marvell Technology Group, Ltd.*                       $ 31,599,205
  614,430     Texas Instruments, Inc.                                 19,956,686
                                                                    ------------
                                                                    $ 51,555,891
                                                                    ------------
              Total Semiconductors                                  $ 51,555,891
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $725,820,278)                                   $851,291,684
                                                                    ------------

     Principal
        Amount                                                             Value
                 TEMPORARY CASH INVESTMENTS - 10.3%
                 Repurchase Agreement - 6.5%
$58,100,000      UBS Warburg, Inc., 3.8%, dated 11/30/05, repur-
                 chase price of $58,100,000 plus accrued inter-
                 est on 12/1/05 collateralized by $50,000,000
                 U.S. Treasury Bill, 4.2%, 5/25/06, $2,308,000
                 U.S. Treasury Bill, 4.2%, 5/25/06 and
                 $8,196,000 U.S. Treasury Bill, 4.2%, 5/25/06.      $ 58,100,000
                                                                    ------------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
               Security Lending Collateral - 3.8%
33,516,149     Securities Lending Investment Fund, 4.03%            $ 33,516,149
                                                                    ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $91,616,149)                                   $ 91,616,149
                                                                    ------------
               TOTAL INVESTMENTS IN SECURITIES - 105.6%
               (Cost $817,436,427) (a) (b)                          $942,907,833
                                                                    ------------
               OTHER ASSETS AND LIABILITIES - (5.6)%                $(50,139,751)
                                                                    ------------
               TOTAL NET ASSETS - 100.0%                            $892,768,082
                                                                    ============

*    Non-income producing security

(a) At November 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $819,734,149 was as follows:

     Aggregate gross unrealized gain for all investments
     in which there is an excess of value over tax cost             $126,848,392
     Aggregate gross unrealized loss for all investments
     in which there is an excess of tax cost over value               (3,674,708)
                                                                    ------------
     Net unrealized gain                                            $123,173,684
                                                                    ============

(b)  At November 30, 2005, the following securities were out on loan:

                                                                         Market
      Shares                     Description                             Value
     276,740         Danaher Corp.                                   $15,359,070
     399,175         Teva Pharmaceutical Industries, Ltd.             16,318,274
      15,400         Varian Medical Systems, Inc.*                       782,628
                                                                     -----------
                     Total                                           $32,459,972
                                                                     ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2005 aggregated $676,213,639 and $443,474,650, respectively.


The accompanying notes are an integral part of these financial statements.   19

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $32,459,972) (cost $817,436,427)                          $942,907,833
  Receivables -
    Fund shares sold                                             2,593,384
    Dividends, interest and foreign taxes withheld                 552,304
  Other                                                             54,946
                                                              -------------
     Total assets                                             $946,108,467
                                                              -------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $  8,478,965
    Fund shares repurchased                                      1,225,802
    Dividends                                                    9,141,211
    Upon return of securities loaned                            33,516,149
  Due to bank                                                      693,756
  Due to affiliates                                                 61,373
  Accrued expenses                                                 223,129
                                                              -------------
     Total liabilities                                        $ 53,340,385
                                                              -------------
NET ASSETS:
  Paid-in capital                                             $832,558,122
  Accumulated net realized loss on investments                 (65,261,446)
  Net unrealized gain on investments                           125,471,406
                                                              -------------
     Total net assets                                         $892,768,082
                                                              -------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $263,116,599/19,613,612 shares)           $      13.42
                                                              ============
  Class B (based on $41,685,432/3,153,012 shares)             $      13.22
                                                              ============
  Class C (based on $70,096,189/5,290,795 shares)             $      13.25
                                                              ============
  Class R (based on $951,033/72,191 shares)                   $      13.17
                                                              ============
  Class Y (based on $516,918,829/38,341,397 shares)           $      13.48
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($13.42 [divided by] 94.25%)                        $      14.24
                                                              ============


20 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 11/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $26,290)   $2,443,422
  Interest                                                  750,381
  Income from securities loaned, net                          5,457
                                                         ----------
     Total investment income                                             $  3,199,260
                                                                         ------------
EXPENSES:
  Management fees                                        $2,351,159
  Transfer agent fees and expenses
    Class A                                                 142,336
    Class B                                                  53,616
    Class C                                                  66,961
    Class R                                                     944
    Class Y                                                   6,464
  Distribution fees
    Class A                                                 275,060
    Class B                                                 152,582
    Class C                                                 426,262
    Class R                                                   2,236
  Administrative reimbursements                              57,630
  Custodian fees                                             76,043
  Registration fees                                         204,391
  Professional fees                                          63,968
  Printing expense                                           57,807
  Fees and expenses of nonaffiliated trustees                 7,799
  Miscellaneous                                              11,291
                                                         ----------
     Total expenses                                                      $  3,956,549
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                            (17,286)
     Less fees paid indirectly                                                 (3,387)
                                                                         ------------
     Net expenses                                                        $  3,935,876
                                                                         ------------
       Net investment loss                                               $   (736,616)
                                                                         ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                       $ 65,077,933
                                                                         ------------
  Change in net unrealized gain on investments                           $(11,613,330)
                                                                         ------------
       Net gain on investments                                           $ 53,464,603
                                                                         ------------
       Net increase in net assets resulting
         from operations                                                 $ 52,727,987
                                                                         ============


The accompanying notes are an integral part of these financial statements.   21

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 11/30/05 and 11/30/04, respectively

FROM OPERATIONS:
Net investment income (loss)                              $   (736,616)      $    38,503
Net realized gain on investments                            65,077,933           458,972
Change in net unrealized gain on investments               (11,613,330)        4,058,786
                                                          ------------       ------------
    Net increase in net assets resulting from
     operations                                           $ 52,727,987       $ 4,556,261
                                                          ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.01 and $0.00 per share, respectively)     $    (38,753)      $         -
Net realized gain:
    Class A ($0.39 and $0.00 per share, respectively)       (6,861,691)                -
    Class B ($0.39 and $0.00 per share, respectively)       (1,096,581)                -
    Class C ($0.39 and $0.00 per share, respectively)       (1,882,246)                -
    Class R ($0.39 and $0.00 per share, respectively)          (25,261)                -
    Class Y ($0.39 and $0.00 per share, respectively)      (13,420,966)                -
                                                          ------------       ------------
     Total distributions to shareowners                   $(23,325,498)      $         -
                                                          ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $316,460,909       $78,209,845
Shares issued in reorganization                            512,706,571                 -
Reinvestment of distributions                               14,011,658                 -
Cost of shares repurchased                                 (67,307,519)       (3,912,204)
                                                          ------------       ------------
    Net increase in net assets resulting from fund
     share transactions                                   $775,871,619       $74,297,641
                                                          ------------       ------------
    Net increase in net assets                            $805,274,108       $78,853,902
NET ASSETS:
Beginning of year                                           87,493,974         8,640,072
                                                          ------------       ------------
End of year (including undistributed net investment
  income of $0 and $38,503, respectively)                 $892,768,082       $87,493,974
                                                          ============       ===========


22 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
-----------------------------------------------------------------------------
For the Years Ended 11/30/05 and 11/30/04, respectively
-----------------------------------------------------------------------------

                                   '05 Shares      '05 Amount      '04 Shares       '04 Amount
CLASS A
Shares sold                         9,190,624    $117,741,596       2,438,104      $28,924,606
Shares issued in
  reorganization                    8,826,717     116,424,392               -                -
Reinvestment of distributions         432,922       5,804,261               -                -
Less shares repurchased            (1,808,708)    (23,499,870)       (239,133)      (2,828,936)
                                   ----------    ------------      ----------      -----------
    Net increase                   16,641,555    $216,470,379       2,198,971      $26,095,670
                                   ==========    ============      ==========      ===========
CLASS B*
Shares sold                         1,050,050    $ 13,255,195         352,602      $ 4,199,647
Shares issued in
  reorganization                    1,993,965      25,961,425               -                -
Reinvestment of distributions          71,125         939,920               -                -
Less shares repurchased              (296,591)     (3,818,834)        (18,139)        (214,920)
                                   ----------    ------------      ----------      -----------
    Net increase                    2,818,549    $ 36,337,706         334,463      $ 3,984,727
                                   ==========    ============      ==========      ===========
CLASS C*
Shares sold                         4,643,023    $ 58,647,686       1,187,476      $14,209,299
Reinvestment of distributions          80,916       1,071,170               -                -
Less shares repurchased              (605,840)     (7,600,485)        (14,780)        (175,679)
                                   ----------    ------------      ----------      -----------
    Net increase                    4,118,099    $ 52,118,371       1,172,696      $14,033,620
                                   ==========    ============      ==========      ===========
CLASS R*
Shares sold                            61,565    $    788,652          12,445      $   145,876
Reinvestment of distributions           1,634          21,496               -                -
Less shares repurchased                (3,444)        (42,579)             (9)            (117)
                                   ----------    ------------      ----------      -----------
    Net increase                       59,755    $    767,569          12,436      $   145,759
                                   ==========    ============      ==========      ===========
CLASS Y**
Shares sold                         9,816,834    $126,027,780       2,563,682      $30,730,417
Shares issued in
  reorganization                   27,969,845     370,320,754               -                -
Reinvestment of distributions         458,083       6,174,811               -                -
Less shares repurchased            (2,408,938)    (32,345,751)        (58,109)        (692,552)
                                   ----------    ------------      ----------      -----------
    Net increase                   35,835,824    $470,177,594       2,505,573      $30,037,865
                                   ==========    ============      ==========      ===========

* Class B, Class C, and Class R shares were first publicly offered on February 17, 2004.

** Class Y shares were first publicly offered on August 11, 2004.


The accompanying notes are an integral part of these financial statements.   23

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                              Year Ended   Year Ended   Year Ended  Year Ended  Year Ended
CLASS A                                                        11/30/05     11/30/04     11/30/03    11/30/02    11/30/01
Net asset value, beginning of period                           $  12.51      $ 11.18      $10.74      $ 12.41     $ 13.89
                                                               --------      -------      ------      -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                           $  (0.01)     $ (0.01)     $(0.11)     $ (0.10)    $ (0.07)
 Net realized and unrealized gain (loss) on investments            1.32         1.34        1.17        (1.57)      (1.41)
                                                               --------      -------      ------      -------     -------
   Net increase from investment operations                     $   1.31      $  1.33      $ 1.06      $ (1.67)    $ (1.48)
Distributions to shareowners:
 Net investment income                                            (0.01)           -           -            -           -
 Net realized gain                                                (0.39)           -       (0.62)           -           -
                                                               --------      -------      ------      -------     -------
Net increase (decrease) in net asset value                     $   0.91      $  1.33      $ 0.44      $ (1.67)    $ (1.48)
                                                               --------      -------      ------      -------     -------
Net asset value, end of period                                 $  13.42      $ 12.51      $11.18      $ 10.74     $ 12.41
                                                               ========      =======      ======      =======     =======
Total return*                                                     10.51%       11.90%      10.63%      (13.46)%    (10.66)%
Ratio of net expenses to average net assets+                       1.30%        1.57%       2.00%        2.00%       2.00%
Ratio of net investment loss to average net assets+               (0.28)%      (0.11)%     (1.06)%      (1.00)%     (0.60)%
Portfolio turnover rate                                             140%          29%         53%          26%         19%
Net assets, end of period (in thousands)                       $263,117      $37,193      $8,640      $ 8,069     $ 2,733
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.30%        2.42%       2.77%        3.21%       5.24%
 Net investment loss                                              (0.28)%      (0.97)%     (1.83)%      (2.21)%     (3.84)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.30%        1.57%       2.00%        2.00%       2.00%
 Net investment loss                                              (0.28)%      (0.11)%     (1.06)%      (1.00)%     (0.60)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.


24 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        2/17/04 (a)
                                                         Year Ended         to
                                                          11/30/05       11/30/04
CLASS B
Net asset value, beginning of period                      $ 12.44         $11.86
                                                          -------         ------
Increase from investment operations:
  Net investment loss                                     $ (0.06)        $(0.02)
  Net realized and unrealized gain on investments            1.23           0.60
                                                          -------         ------
     Net increase from investment operations              $  1.17         $ 0.58
Distributions to shareowners:
  Net realized gain                                         (0.39)             -
                                                          -------         ------
Net increase in net asset value                           $  0.78         $ 0.58
                                                          -------         ------
Net asset value, end of period                            $ 13.22         $12.44
                                                          =======         ======
Total return*                                                9.41%          4.89%
Ratio of net expenses to average net assets+                 2.15%          2.53%**
Ratio of net investment loss to average net assets+         (1.13)%        (0.72)%**
Portfolio turnover rate                                       140%            29%
Net assets, end of period (in thousands)                  $41,685         $4,161
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                               2.26%          2.94%**
  Net investment loss                                       (1.24)%        (1.13)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                               2.14%          2.53%**
  Net investment loss                                       (1.12)%        (0.72)%**

(a) Class B shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   25

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        2/17/04 (a)
                                                        Year Ended          to
                                                         11/30/05        11/30/04
CLASS C
Net asset value, beginning of period                      $ 12.45         $ 11.86
                                                          -------         -------
Increase from investment operations:
  Net investment loss                                     $ (0.09)        $ (0.01)
  Net realized and unrealized gain on investments            1.28            0.60
                                                          -------         -------
     Net increase from investment operations              $  1.19         $  0.59
Distributions to shareowners:
  Net realized gain                                         (0.39)              -
                                                          -------         -------
Net increase in net asset value                           $  0.80         $  0.59
                                                          -------         -------
Net asset value, end of period                            $ 13.25         $ 12.45
                                                          =======         =======
Total return*                                                9.57%           4.97%
Ratio of net expenses to average net assets+                 2.09%           2.39%**
Ratio of net investment loss to average net assets+         (1.08)%         (0.40)%**
Portfolio turnover rate                                       140%             29%
Net assets, end of period (in thousands)                  $70,096         $14,601
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                               2.09%           2.71%**
  Net investment loss                                       (1.08)%         (0.72)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                               2.09%           2.39%**
  Net investment loss                                       (1.08)%         (0.40)%**

(a) Class C shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


26 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       2/17/04 (a)
                                                       Year Ended          to
                                                        11/30/05        11/30/04
CLASS R
Net asset value, beginning of period                      $12.32         $11.86
                                                          ------         ------
Increase from investment operations:
  Net investment loss                                     $(0.04)        $(0.01)
  Net realized and unrealized gain on investments           1.28           0.47
                                                          ------         ------
     Net increase from investment operations              $ 1.24         $ 0.46
Distributions to shareowners:
  Net realized gain                                        (0.39)             -
                                                          ------         ------
Net increase in net asset value                           $ 0.85         $ 0.46
                                                          ------         ------
Net asset value, end of period                            $13.17         $12.32
                                                          ======         ======
Total return*                                              10.08%          3.88%
Ratio of net expenses to average net assets+                1.55%          1.78%**
Ratio of net investment loss to average net assets+        (0.51)%        (0.15)%**
Portfolio turnover rate                                      140%            29%
Net assets, end of period (in thousands)                  $  951         $  153
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              1.66%          2.06%**
  Net investment loss                                      (0.62)%        (0.43)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                              1.55%          1.78%**
  Net investment loss                                      (0.51)%        (0.15)%**

(a) Class R shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   27

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       8/11/04 (a)
                                                       Year Ended          to
                                                        11/30/05        11/30/04
CLASS Y
Net asset value, beginning of period                    $  12.53         $ 11.33
                                                        --------         -------
Increase from investment operations:
  Net investment income                                 $      -(b)      $  0.03
  Net realized and unrealized gain on investments           1.34            1.17
                                                        --------         -------
     Net increase from investment operations            $   1.34         $  1.20
Distributions to shareowners:
  Net realized gain                                        (0.39)              -
                                                        --------         -------
Net increase in net asset value                         $   0.95         $  1.20
                                                        --------         -------
Net asset value, end of period                          $  13.48         $ 12.53
                                                        ========         =======
Total return*                                              10.71%          10.59%
Ratio of net expenses to average net assets+                0.89%           1.09%**
Ratio of net investment income to average net
  assets+                                                   0.14%           2.97%**
Portfolio turnover rate                                      140%             29%
Net assets, end of period (in thousands)                $516,919         $31,385
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              0.89%           1.19%**
  Net investment income                                     0.14%           2.87%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                              0.89%           1.09%**
  Net investment income                                     0.14%           2.97%**

(a)  Class Y shares were first publicly offered on August 11, 2004.
(b)  Amount rounds to less than ($0.01) cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


28 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Large Cap Growth Fund (the Fund) is one of two series of portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Large Cap Equity Fund. Oak Ridge Large Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A shares in exchange for the Fund's Class A shares in a one-to-one exchange ratio, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Oak Ridge Large Cap Equity Fund on February 10,
2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class B, Class C and Class R were first publicly offered on February 17, 2004. Class Y shares were first publicly offered on August 11, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to these documents when considering the Fund's risks. The Fund invests in a limited number of securities

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2005 there were no securities fair valued. Cash equivalent securities are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At November 30, 2005, the Fund had a net capital loss carryforward of $60,865,059, of which $4,879,999 will expire in 2009, $55,985,060 will expire in 2010 if not utilized.

    The Fund has elected to defer approximately $2,098,830 of capital losses recognized between November 1, 2005 and November 30, 2005 to its fiscal year ending November 30, 2006.

    There were no distributions paid during the fiscal year ended November 30, 2004. The tax character of distributions paid during the year ended November 30, 2005 was as follows:

--------------------------------------------------------------------------------
                                                                        2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                  $    38,753
  Long-term capital gain                                            23,286,745
                                                                   -----------
    Total                                                          $23,325,498
                                                                   ===========
--------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2005:

--------------------------------------------------------------------------------
                                                                      2005
--------------------------------------------------------------------------------
  Undistributed ordinary income                                  $           -
  Undistributed long-term gain                                       9,141,376
  Long-term dividend payable                                        (9,141,211)
  Capital loss carryforward                                        (60,865,059)
  Post-October loss deferral                                        (2,098,830)
  Unrealized appreciation                                          123,173,684
                                                                 -------------
   Total                                                         $  60,209,960
                                                                 =============
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

    At November 30, 2005, the Fund has reclassified $736,866 to increase undistributed net investment income and $736,866 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $115,449 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2005.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.  Securities Lending

    The Fund lends securities in its Portfolio to certain brokers-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Large Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.60% of its average daily net assets.

On January 7, 2005 Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. On December 28, 2004, shareholders of the Fund approved a new Sub-Advisory Agreement between PIM and Oak Ridge, in anticipation of the acquisition causing the existing agreement to terminate.

Through August 31, 2005 PIM agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.50% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B, Class C, Class R and Class Y shares was reduced only to the extent that such expenses are reduced for Class A shares.

PIM has further agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.30%, 2.10%, 2.10% and 1.55% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. These expense limitations are in effect through April 1, 2008 for Class A shares, April 1, 2007 for Class B and Class C shares and April 1, 2006 for Class R shares. There can be no assurance that Pioneer will extend these limitations beyond such periods. The Fund may terminate the expense limit agreement at any time; provided, however, that the

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Board of Trustees would not take such action unless it determined termination of the agreement to be in the best interests of the Fund and its shareholders.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At November 30, 2005, $43,424 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $13,030 in transfer agent fees payable to PIMSS at November 30, 2005.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $4,919 in distribution fees payable to PFD at November 30, 2005.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 13, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Effective December 1, 2004 Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Shares purchase as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C and Class R shares within one year of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2005, CDSCs in the amount of $43,896 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2005, the Fund's expenses were reduced by $3,387 under such arrangements.

6. Merger Information

In addition, on September 22, 2005, beneficial owners of AmSouth Mid Cap Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of the AmSouth Fund's Class A, Class B and Class I net assets for Pioneer Mid Cap Value Fund's shares, based on the Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

On September 22, 2005, beneficial owners of AmSouth Capital Growth Fund and AmSouth Large Cap Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005,

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

by exchanging all of AmSouth Capital Growth Fund's Class A, Class B and Class I net assets and AmSouth Large Cap Fund's Class A, Class B and Class I net assets for Oak Ridge Large Cap Growth Fund's shares, based on the Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

---------------------------------------------------------------------------------------------------------------
                         Pioneer Oak                                                          Pioneer Oak
                         Ridge Large           AmSouth Large             AmSouth              Ridge Large
                       Cap Growth Fund           Cap Fund          Capital Growth Fund      Cap Growth Fund
                    (Pre-Reorganization)   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
---------------------------------------------------------------------------------------------------------------
  Net Assets
  Class A               $118,616,054           $ 94,595,573           $ 21,828,819           $235,040,446
  Class B               $ 14,283,691           $ 19,959,007           $  6,002,418           $ 40,245,116
  Class C               $ 60,674,790           $          -           $          -           $ 60,674,790
  Class R               $    487,492           $          -           $          -           $    487,492
  Class Y               $111,598,136           $          -           $          -           $481,918,890
  Class I               $          -           $170,046,844           $200,273,910           $          -
  Total Net
  Assets                $305,660,163           $284,601,424           $228,105,147           $818,366,734
  Shares
  Outstanding
  Class A                  8,995,831              5,816,783              2,193,285             17,822,548
  Class B                  1,096,769              1,310,794                649,830              3,090,734
  Class C                  4,651,154                      -                      -              4,651,154
  Class R                     37,609                      -                      -                 37,609
  Class Y                  8,427,517                      -                      -             36,397,362
  Class I                          -             10,382,796             20,069,079                      -
  Shares
  Issued in
  Reorganization
  Class A                                                                                       8,826,717
  Class B                                                                                       1,993,965
  Class Y                                                                                      27,969,845
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            Unrealized          Accumulated
                                         Depreciation on          Loss on
                                           Closing Date        Closing Date
--------------------------------------------------------------------------------
  AmSouth Capital Growth Fund              $ 33,719,612        $(106,771,733)
  AmSouth Large Cap Fund                     97,789,752          (10,044,477)
                                           ------------        -------------
   Total                                   $131,509,364        $(116,816,210)
                                           ============        ==============
--------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Trust I and
Board of Trustees and Shareowners of
Pioneer Oak Ridge Large Cap Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Oak Ridge Large Cap Growth Fund (the "Fund", one of the Series of Pioneer Series Trust I) as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended November 30, 2002 were audited by other auditors whose report, dated January 7, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Oak Ridge Large Cap Growth Fund of Pioneer Series Trust I at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
January 6, 2006

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained Oak Ridge Investment Management, LLC (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, (ix) the disclosures included in the Fund's prospectuses and reports to shareowners and (x) the investment and compliance staff and operations of the Subadviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fee under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser and the Sub-adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's and the Sub-adviser's financial results and condition, including, in the case of the Investment Adviser, its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2005, the third quintile of the peer group for the three years ended June 30, 2005, and the first quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also noted that the return of the Fund, gross of expenses, exceeded the return of the Fund's benchmark index. The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operations of the Sub-adviser. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract and the Sub-advisory Agreement.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things, the

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    Trustees considered the number, education and experience of the Sub-adviser's investment staff. The Trustees concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the first quintile (after fee waivers) relative to the management fees paid by the other funds in that peer group for the comparable period and in the third quintile without giving effect to fee waivers. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    for the 12 months ended June 30, 2005 (after expense limitations) was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio (after expense limitations) was reasonable compared to that of similar funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between the Investment Adviser and the Fund's shareholders.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's and Sub-adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement are fair and reasonable and voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees may serve as a trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Oak Ridge Large Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                           Positions Held          Length of Service     Principal Occupation         Other Directorships
Name and Age               With the Fund           and Term of Office    During Past Five Years       Held by this Trustee
John F. Cogan, Jr. (79)*   Chairman of the         Trustee since 2003.   Deputy Chairman and a        Chairman and Director of
                           Board,                  Serves until          Director of Pioneer Global   ICI Mutual Insurance
                           Trustee and President   successor trustee     Asset Management S.p.A.      Company; Director
                                                   is elected or earlier ("PGAM"); Non-Executive      of Harbor Global
                                                   retirement or         Chairman and a Director of   Company, Ltd.
                                                   removal               Pioneer Investment
                                                                         Management USA Inc.
                                                                         ("PIM-USA"); Chairman and a
                                                                         Director of Pioneer;
                                                                         Director of Pioneer
                                                                         Alternative Investment
                                                                         Management Limited (Dublin);
                                                                         President and a Director of
                                                                         Pioneer Alternative
                                                                         Investment Management
                                                                         (Bermuda) Limited and
                                                                         affiliated funds; President
                                                                         and Director of Pioneer
                                                                         Funds Distributor, Inc.
                                                                         ("PFD"); President of all of
                                                                         the Pioneer Funds; and Of
                                                                         Counsel (since 2000, partner
                                                                         prior to 2000), Wilmer
                                                                         Cutler Pickering Hale and
                                                                         Dorr LLP (counsel to PIM-USA
                                                                         and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                           Positions Held        Length of Service       Principal Occupation         Other Directorships
Name, Age and Address      With the Fund         and Term of Office      During Past Five Years       Held by this Trustee
David R. Bock**(61)        Trustee               Trustee since 2005.     Senior Vice President and    Director of The Enterprise
3050 K. Street NW,                               Serves until            Chief Financial Officer,     Social Investment Company
Washington, DC 20007                             successor trustee       I-trax, Inc. (publicly       (privately-held affordable
                                                 is elected or earlier   traded health care services  housing finance company);
                                                 retirement or removal.  company) (2001 - present);   Director of New York
                                                                         Managing Partner, Federal    Mortgage Trust (publicly
                                                                         City Capital Advisors        traded mortgage REIT)
                                                                         (boutique merchant bank)
                                                                         (1995 - 2000; 2002 to 2004);
                                                                         Executive Vice President and
                                                                         Chief Financial Officer,
                                                                         Pedestal Inc.
                                                                         (internet-based mortgage
                                                                         trading company) (2000 -
                                                                         2002)
**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)          Trustee               Trustee since 2003.     President, Bush              Director of Brady
3509 Woodbine Street,                            Serves until            International (international Corporation (industrial
Chevy Chase, MD 20815                            successor trustee       financial advisory firm)     identification and
                                                 is elected or earlier                                specialty coated
                                                 retirement or removal                                material products
                                                                                                      manufacturer),
                                                                                                      Millennium Chemicals,
                                                                                                      Inc. (commodity
                                                                                                      chemicals), Mortgage
                                                                                                      Guaranty Insurance
                                                                                                      Corporation, and R.J.
                                                                                                      Reynolds Tobacco
                                                                                                      Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                              Positions Held     Length of Service       Principal Occupation During  Other Directorships Held
Name, Age and Address         With the Fund      and Term of Office      Past Five Years              by this Trustee
Margaret B.W. Graham (58)     Trustee            Trustee since 2003.     Founding Director, The       None
1001 Sherbrooke Street West,                     Serves until            Winthrop Group, Inc.
Montreal, Quebec, Canada                         successor trustee       (consulting firm); Professor
H3A 1G5                                          is elected or earlier   of Management, Faculty of
                                                 retirement or removal   Management, McGill
                                                                         University
-----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)      Trustee            Trustee since 2003.     President and Chief          Director of New America
One Boston Place, 28th Floor,                    Serves until            Executive Officer, Newbury,  High Income Fund, Inc.
Boston, MA 02108                                 successor trustee       Piret & Company, Inc.        (closed-end investment
                                                 is elected or earlier   (investment banking firm)    company)
                                                 retirement or removal

-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)            Trustee            Trustee since 2003.     President, John Winthrop     None
One North Adgers Wharf,                          Serves until            & Co., Inc.(private
Charleston, SC 29401                             successor trustee       investment firm)
                                                 is elected or earlier
                                                 retirement or removal
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

                              Positions Held     Length of Service       Principal Occupation          Other Directorships
Name and Age                  With the Fund      and Term of Office      During Past Five Years        Held by this Officer
Osbert M. Hood (53)           Executive Vice     Since 2005. Serves      President and Chief           Trustee of certain
                              President          at the discretion of    Executive Officer, PIM-USA    Pioneer Funds
                                                 the Board               since May 2003 (Director
                                                                         since January 2001);
                                                                         President and Director of
                                                                         Pioneer since May 2003;
                                                                         Chairman and Director of
                                                                         Pioneer Investment
                                                                         Management Shareholder
                                                                         Services, Inc. ("PIMSS")
                                                                         since May 2003; Executive
                                                                         Vice President of all of the
                                                                         Pioneer Funds since June 3,
                                                                         2003; and Executive Vice
                                                                         President and Chief
                                                                         Operating Officer of
                                                                         PIM-USA, November 2000 - May
                                                                         2003
-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (57)      Secretary          Since September,        Secretary of PIM-USA; Senior  None
                                                 2003. Serves            Vice President - Legal of
                                                 at the discretion       Pioneer; and Secretary/Clerk
                                                 of the Board            of most of PIM-USA's
                                                                         subsidiaries; and Secretary
                                                                         of all of the Pioneer Funds
                                                                         since September 2003
                                                                         (Assistant Secretary from
                                                                         November 2000 to September
                                                                         2003)
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)    Assistant          Since September,        Assistant Vice President and  None
                              Secretary          2003. Serves at the     Senior Counsel of Pioneer
                                                 discretion of the Board since July 2002; Vice
                                                                         President and Senior Counsel
                                                                         of BISYS Fund Services, Inc.
                                                                         (April 2001 to June 2002);
                                                                         Senior Vice President and
                                                                         Deputy General Counsel of
                                                                         Funds Distributor, Inc.
                                                                         (July 2000 to April 2001);
                                                                         and Assistant Secretary of
                                                                         all Pioneer Funds since
                                                                         September 2003
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)          Assistant          Since September,        Partner, Wilmer Cutler        None
                              Secretary          2003. Serves at the     Pickering Hale and Dorr LLP;
                                                 discretion of the Board Assistant Secretary of all
                                                                         Pioneer Funds since
                                                                         September 2003
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)             Treasurer          Since September,        Vice President - Fund         None
                                                 2003. Serves            Accounting, Administration
                                                 at the discretion of    and Custody Services of
                                                 the Board               Pioneer; and Treasurer of
                                                                         all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------


Pioneer Oak Ridge Large Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                              Positions Held    Length of Service       Principal Occupation During Past      Other Directorships
Name and Age                  With the Fund     and Term of Office      Five Years                            Held by this Officer
Mark E. Bradley (46)          Assistant         Since November,         Deputy Treasurer of Pioneer since     None
                              Treasurer         2004. Serves            2004; Treasurer and Senior Vice
                                                at the discretion of    President, CDC IXIS Asset
                                                the Board               Management Services from 2002 to
                                                                        2003; Assistant Treasurer and Vice
                                                                        President, MFS Investment
                                                                        Management from 1997 to 2002; and
                                                                        Assistant Treasurer of all of the
                                                                        Pioneer Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (40)         Assistant         Since September,        Assistant Vice President - Fund       None
                              Treasurer         2003. Serves            Accounting, Administration and
                                                at the discretion of    Custody Services of Pioneer; and
                                                the Board               Assistant Treasurer of all of the
                                                                        Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)            Assistant         Since September,        Fund Accounting Manager - Fund        None
                              Treasurer         2003. Serves at         Accounting, Administration and
                                                the discretion of       Custody Services of Pioneer; and
                                                the Board               Assistant Treasurer of all of the
                                                                        Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Assistant        Since September,         Fund Administration Manager - Fund    None
                              Treasurer        2003. Serves at the      Accounting, Administration and
                                               discretion of the Board  Custody Services since June 2003;
                                                                        Assistant Vice President - Mutual
                                                                        Fund Operations of State Street
                                                                        Corporation from June 2002 to June
                                                                        2003 (formerly Deutsche Bank Asset
                                                                        Management); Pioneer Fund
                                                                        Accounting, Administration and
                                                                        Custody Services (Fund Accounting
                                                                        Manager from August 1999 to May
                                                                        2002); and Assistant Treasurer of
                                                                        all Pioneer Funds since September
                                                                        2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                        Positions Held      Length of Service       Principal Occupation During Past          Other Directorships
Name and Age            With the Fund       and Term of Office      Five Years                                Held by this Officer
Martin J. Wolin (38)    Chief Compliance    Since October, 2004.    Chief Compliance Officer of Pioneer       None
                        Officer             Serves at the           (Director of Compliance and Senior
                                            discretion of           Counsel from November 2000 to
                                            the Board               September 2004); and Chief
                                                                    Compliance Officer of all of the
                                                                    Pioneer Funds since 2004
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                                 ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Trust's two series, including fees associated with various filings of its Form N-1A, totaled approximately $60,950 in 2005 and approximately $73,000 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Trust during the fiscal years ended
November 30, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $13,600 in 2005 and $12,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER TrustS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Trusts recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Trusts recognize that a Trust's independent auditors: 1) possess knowledge of the Trusts, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Trust personnel and processes, and 3) have expertise that has value to the Trusts. As a result, there are situations where it is desirable to use the Trust's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Trusts when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Trust shall also constitute approval for any other Trust whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Trust's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Trusts     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Trust shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the Trust fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Trust's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Trust   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Trust's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the Trust fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Trust's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Trust     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Trust's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Trust's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Trust.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the Trust fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Trust's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Trusts and the Trust's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2005 and 2004, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Trust and affiliates, as previously defined, totaled $13,600 in 2005 and $12,000 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Trust's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Trust's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Trusts investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Trust in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Trust has been impaired or that it is disqualified from acting as independent auditors to the Trust.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  January 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 30, 2006

* Print the name and title of each signing officer under his or her signature.